Related party transactions - Summary of Provision of services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Provision of services	¥ 804	¥ 1,241	¥ 1,521
Edigene (Beijing) Inc
Related party transactions
Provision of services	¥ 804	1,185	623
Others
Related party transactions
Provision of services		¥ 56	¥ 898